JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

June 30, 2025

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Preliminary Proxy Statement for World Funds Trust (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing is a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 relating to the solicitation of shareholder votes for the approval of a new sub-advisory agreement between LDR Capital Management, LLC (the “Adviser”) and American Assets Capital Advisers, LLC (“Sub-Adviser”) with respect to the LDR Real Estate Value-Opportunity Fund (the “Fund”), a series of the Trust and to approve a “manager of managers” structure.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP